SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

January 11, 2024

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	Obra Opportunistic Structured Products ETF and Obra High Grade Structured Products ETF, each a series of the Spinnaker ETF Series File Nos. 333-215942 and 811-22398

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 87 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding two new series of the Trust to the Registration Statement.  This amendment contains the Funds’ prospectus and statement of additional information, Part C, and the signature page.
If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3807.

Yours truly,

/s/ Katherine M. Honey
Katherine M. Honey, President